Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Investor Class
April 30, 2022
STATEMENT OF  ADDITIONAL INFORMATION

Katherine Shaw no longer serves as portfolio manager of Consumer Discretionary Portfolio.

Jordan Michaels serves as portfolio manager of Consumer Discretionary Portfolio.

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Michaels as of July 31, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,229	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$30	none	none

* Includes VIP Consumer Discretionary Portfolio ($219 (in millions) assets managed).

As of July 31, 2022, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by Mr. Michaels was none.

VIPINVFB-22-011.827184.129	November 14, 2022

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financial Services Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio and Utilities Portfolio Initial Class
April 30, 2022
STATEMENT OF  ADDITIONAL INFORMATION

Katherine Shaw no longer serves as portfolio manager of Consumer Discretionary Portfolio.

Jordan Michaels serves as portfolio manager of Consumer Discretionary Portfolio.

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Management Contracts”section.

The following table provides information relating to other accounts managed by Mr. Michaels as of July 31, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,229	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$30	none	none

* Includes VIP Consumer Discretionary Portfolio ($219 (in millions) assets managed).

As of July 31, 2022, the dollar range of shares of VIP Consumer Discretionary Portfolio beneficially owned by Mr. Michaels was none.

VIPFCB-22-011.782383.135	November 14, 2022